Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	12,754,461
Proposed Maximum Offering Price per Unit	2.08
Maximum Aggregate Offering Price	$ 26,529,278.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,663.69
Offering Note	1(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Registrant's 2026 Stock Option and Incentive Plan (the "2026 Plan"), the Registrant's 2026 Employee Stock Purchase Plan (the "2026 ESPP"), and/or the Registrant's 2025 Stock Option and Grant Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (b) Represents shares of common stock issuable upon the exercise of outstanding equity awards under the 2025 Plan as of the date of this Registration Statement. No further grants will be made under the 2025 Plan. To the extent outstanding options granted under the 2025 Plan are cancelled, forfeited or otherwise terminated without being exercised and would otherwise have been returned to the share reserve under the 2025 Plan, the number of shares underlying such awards will be available for future grant under the 2026 Plan. (c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act, and based on $2.08, the weighted average exercise price (rounded to the nearest cent) of the outstanding option awards under the 2025 Plan as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	10,761,900
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 193,714,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,751.93
Offering Note	See Note 1(a). 2(a). Represents 10,761,900 shares of common stock reserved for issuance under the 2026 Plan. In addition to the shares registered under the 2026 Plan, to the extent that awards outstanding under the 2025 Plan as of the date of this Registration Statement are cancelled, forfeited, are held back upon exercise or settlement of an award to cover any exercise price, as applicable, or tax withholding, are reacquired by the Registrant prior to vesting, are satisfied without the issuance of stock or are otherwise terminated (other than by exercise) subsequent to the date of this Registration Statement, the shares reserved for issuance pursuant to such awards will become available for issuance under the 2026 Plan. The 2026 Plan provides that an additional number of shares will automatically be added to the shares authorized for issuance under the 2026 Plan on January 1, 2027 and each January 1 thereafter. The number of shares added each year will be equal to (i) 5% of the sum of (A) the number of shares of the Registrant's common stock issued and outstanding on the immediately preceding December 31, (B) the number of shares of the Registrant's common stock issuable pursuant to the exercise of any outstanding pre-funded warrants to acquire such common stock for a nominal exercise price on the immediately preceding December 31 and (C) the number of shares underlying the Registrant's outstanding preferred stock (determined on an as-converted basis without regard to any limitations on such conversion) on the immediately preceding December 31, or (ii) such lesser number of shares as determined by the Registrant's compensation committee. 2(b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act, and based on $18.00, the initial public offering price of the Registrant's common stock set forth in the Registrant's final prospectus, dated August 5, 2026, relating to its initial public offering. Pursuant to the 2026 Plan, the purchase price of the shares of common stock reserved for issuance thereunder will be the fair market value of a share of common stock as set forth on the cover page for the final prospectus relating to the Registrant's initial public offering.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	894,100
Proposed Maximum Offering Price per Unit	15.30
Maximum Aggregate Offering Price	$ 13,679,730.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,889.17
Offering Note	See Note 1(a). 3(a) Represents shares of common stock reserved for future issuance under the 2026 ESPP. The number of shares of common stock reserved for future issuance under the 2026 ESPP will automatically increase on January 1, 2027 and each January 1 thereafter through January 1, 2036, in an amount equal to the least of: (i) 894,100 shares of common stock, (ii) one percent (1%) of the sum of (A) the number of shares of the Registrant's common stock issued and outstanding on the immediately preceding December 31, (B) the number of shares of common stock issuable pursuant to the exercise of any outstanding, pre-funded warrants to acquire such common stock for a nominal exercise price immediately preceding December 31, and (C) the number of shares underlying the Registrant's preferred stock (determined on an as-converted basis without regard to any limitation on such conversion) on the immediately preceding December 31, or (iii) such number of shares of our common stock as determined by the administrator of the ESPP. 3(b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act, and based on 85% of $18.00, the initial public offering price of the Registrant's common stock set forth in the Registrant's final prospectus, dated August 5, 2026, relating to its initial public offering. Pursuant to the 2026 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the fair market value of a share of common stock on the first trading day of the offering period or on the exercise date, whichever is less.